Post balance sheet events	6 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	15. Post balance sheet events In the period between 1 October 2026 and 4 November 2026, there have been no significant post balance sheet events.